Fair Value Measurements - Schedule of Change in Fair Value of Level 3 Liabilities (Details) - Public Placement Warrant Liability [Member] $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Change in Fair Value of Level 3 Liabilities [Line Items]
Balance
Warrants assumed from the Merger	25,175
Change in estimated fair value	(24,286)
Balance	$ 889